UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21875
Investment Company Act File Number
Global Dividend Income Portfolio
(Formerly, Dividend Income Portfolio)
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Dividend Income Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	140,000	$10,556,000

		$10,556,000

Beverages — 0.9%
PepsiCo, Inc.	65,000	$4,180,150

		$4,180,150

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	38,000	$6,217,560
Invesco, Ltd.	130,000	3,216,200

		$9,433,760

Chemicals — 1.3%
Air Liquide SA	45,800	$5,713,714

		$5,713,714

Commercial Banks — 6.3%
HSBC Holdings PLC ADR	142,000	$7,758,880
PNC Financial Services Group, Inc.	131,000	7,860,000
U.S. Bancorp	302,907	8,178,489
Wells Fargo & Co.	145,000	4,700,900

		$28,498,269

Communications Equipment — 2.0%
Telefonaktiebolaget LM Ericsson, Class B	715,000	$8,815,102

		$8,815,102

Computers & Peripherals — 1.8%
Hewlett-Packard Co.	180,000	$8,224,200

		$8,224,200

Construction & Engineering — 2.4%
Vinci SA	190,000	$10,970,127

		$10,970,127

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	50,000	$2,247,000

		$2,247,000

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	172,530	$4,748,026
France Telecom SA	200,000	4,362,025
Frontier Communications Corp.	421,272	3,863,064
Verizon Communications, Inc.	151,109	5,382,503

		$18,355,618

Electric Utilities — 1.3%
American Electric Power Co., Inc.	170,000	$6,065,600

		$6,065,600

Energy Equipment & Services — 3.8%
Schlumberger, Ltd.	140,559	$12,508,345
Seadrill, Ltd.	135,000	4,446,083

		$16,954,428

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	152,800	$8,567,496

		$8,567,496

Security	Shares	Value
Food Products — 2.2%
Nestle SA	187,587	$10,134,532

		$10,134,532

Health Care Equipment & Supplies — 1.6%
Covidien PLC	152,400	$7,234,428

		$7,234,428

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	100,000	$4,471,000
McDonald’s Corp.	136,400	10,048,588

		$14,519,588

Household Durables — 1.6%
Whirlpool Corp.	83,000	$7,096,500

		$7,096,500

Household Products — 1.8%
Henkel AG & Co. KGaA, PFC Shares	135,000	$8,213,884

		$8,213,884

Independent Power Producers & Energy Traders — 1.4%
International Power PLC	900,000	$6,084,030

		$6,084,030

Industrial Conglomerates — 1.4%
Siemens AG	50,000	$6,409,677

		$6,409,677

Insurance — 5.2%
MetLife, Inc.	125,000	$5,721,250
Progressive Corp.	75,000	1,485,750
Prudential Financial, Inc.	140,000	8,611,400
Zurich Financial Services AG	28,000	7,655,650

		$23,474,050

IT Services — 5.2%
Accenture PLC, Class A	201,000	$10,345,470
International Business Machines Corp.	79,781	12,924,522

		$23,269,992

Media — 1.3%
Walt Disney Co. (The)	150,000	$5,830,500

		$5,830,500

Metals & Mining — 5.5%
BHP Billiton, Ltd. ADR	135,000	$12,019,050
Southern Copper Corp.	190,000	8,515,800
Vale SA ADR	120,000	4,179,600

		$24,714,450

Multi-Utilities — 4.0%
CMS Energy Corp.	275,000	$5,362,500
National Grid PLC	250,000	2,217,176
PG&E Corp.	100,000	4,628,000
United Utilities Group PLC	650,000	5,658,133

		$17,865,809

Multiline Retail — 1.9%
Target Corp.	158,817	$8,707,936

		$8,707,936

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	53,300	$5,059,769
Exxon Mobil Corp.	53,529	4,318,720

Security	Shares	Value
Occidental Petroleum Corp.	43,160	$4,172,709
Royal Dutch Shell PLC, Class A	275,000	9,688,674
Total SA	180,000	10,532,933

		$33,772,805

Pharmaceuticals — 9.4%
Abbott Laboratories	158,000	$7,135,280
AstraZeneca PLC	185,000	9,031,410
Johnson & Johnson	116,785	6,980,239
Merck & Co., Inc.	167,307	5,549,573
Novartis AG ADR	150,000	8,379,000
Pfizer, Inc.	295,000	5,374,900

		$42,450,402

Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	175,000	$3,120,250

		$3,120,250

Road & Rail — 4.4%
Canadian Pacific Railway, Ltd.	150,000	$10,069,500
Norfolk Southern Corp.	40,000	2,447,600
Union Pacific Corp.	75,000	7,097,250

		$19,614,350

Software — 3.0%
Microsoft Corp.	310,000	$8,594,750
Oracle Corp.	150,000	4,804,500

		$13,399,250

Tobacco — 2.3%
Philip Morris International, Inc.	182,845	$10,466,048

		$10,466,048

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	4,000,000	$11,226,396

		$11,226,396

Total Common Stocks (identified cost $348,770,597)		$436,186,341

Preferred Stocks — 1.0%

Security	Shares	Value
Commercial Banks — 0.5%
Bank of America Corp., 8.125%(1)	350	$369,399
Barclays Bank PLC, 7.434%(1)(2)	100	99,230
BBVA International SA Unipersonal, 5.919%(1)	120	93,045
Credit Agricole SA/London, 6.637%(1)(2)	115	101,068
Farm Credit Bank of Texas, Series I, 10.00%	225	238,219
JPMorgan Chase & Co., 7.90%(1)	350	385,670
KeyCorp Capital X, 8.00%	15,000	389,250
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	190	136,325
Morgan Stanley Capital Trust III, 6.25%	6,000	139,680
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	109,750
Wells Fargo & Co., Class A, 7.50%	305	317,962

		$2,379,598

Insurance — 0.2%
Aegon NV, 6.375%	5,000	$107,700
AXA SA, 6.379%(1)(2)	25	22,773
AXA SA, 6.463%(1)(2)	95	84,885
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	130,550

Security	Shares	Value
ING Capital Funding Trust III, 3.903%(1)	110	$105,510
RenaissanceRe Holdings, Ltd., Series C, 6.08%	17,000	396,780

		$848,198

Real Estate Investment Trusts (REITs) — 0.3%
CapLease, Inc., Series A, 8.125%	13,000	$325,455
Developers Diversified Realty Corp., Series I, 7.50%	15,000	352,200
Regency Centers Corp., Series C, 7.45%	15,000	378,750
Vornado Realty, LP, 7.875%	7,000	188,160

		$1,244,565

Total Preferred Stocks (identified cost $4,197,302)		$4,472,361

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.4%
American Express Co., 6.80% to 9/1/16, 9/1/66(1)(4)	$350	$353,063
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(4)(5)	350	367,062
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(5)	400	395,000
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(4)	400	384,214

		$1,499,339

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(4)	$330	$334,537

		$334,537

Insurance — 0.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(5)	$250	$347,782
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(4)	250	228,450

		$576,232

Pipelines — 0.0%(6)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$110	$109,694

		$109,694

Total Corporate Bonds & Notes (identified cost $2,234,654)		$2,519,802

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(7)	$6,963	$6,963,324

Total Short-Term Investments (identified cost $6,963,324)		$6,963,324

Total Investments — 99.9% (identified cost $362,165,877)		$450,141,828

Other Assets, Less Liabilities — 0.1%		$608,959

Net Assets — 100.0%		$450,750,787

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $444,281 or 0.1% of the Portfolio’s net assets.

(3)		Non-income producing security.

(4)		Security converts to floating rate after the indicated fixed-rate coupon period.

(5)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)		Amount is less than 0.05%.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $3,034.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	68.4%	$308,119,088
United Kingdom	9.8	44,015,569
France	7.0	31,578,799
Switzerland	3.9	17,790,182
Germany	3.2	14,623,561
Ireland	2.3	10,345,470
Sweden	2.0	8,815,102
Bermuda	1.7	7,662,283
Cayman Islands	0.1	228,450

Long-Term Investments	98.4%	$443,178,504
Short-Term Investments		$6,963,324

Total Investments		$450,141,828

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$368,381,327

Gross unrealized appreciation	$82,161,878
Gross unrealized depreciation	(401,377)

Net unrealized appreciation	$81,760,501

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$36,154,524	$—		$—	$36,154,524
Consumer Staples	23,213,694	18,348,416		—	41,562,110
Energy	26,059,543	24,667,690		—	50,727,233
Financials	59,117,679	7,655,650		—	66,773,329
Health Care	40,653,420	9,031,410		—	49,684,830
Industrials	36,580,027	10,970,127		—	47,550,154
Information Technology	44,893,442	8,815,102		—	53,708,544
Materials	24,714,450	5,713,714		—	30,428,164
Telecommunication Services	13,993,593	15,588,421		—	29,582,014
Utilities	16,056,100	13,959,339		—	30,015,439

Total Common Stocks	$321,436,472	$114,749,869	*	$—	$436,186,341

Preferred Stocks
Financials	$2,836,237	$1,636,124		$—	$4,472,361

Total Preferred Stocks	$2,836,237	$1,636,124		$—	$4,472,361

Corporate Bonds & Notes	$—	$2,519,802		$—	$2,519,802
Short-Term Investments	—	6,963,324		—	6,963,324

Total Investments	$324,272,709	$125,869,119		$—	$450,141,828

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Dividend Income Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011